RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Financial guarantees	$ 11,624,914	$ 9,036,464
0 - 30 Days
RISK MANAGEMENT
Financial guarantees	757,658	620,120
31 Days - 1 Year
RISK MANAGEMENT
Financial guarantees	6,981,309	6,667,803
Between 1 and 3 years
RISK MANAGEMENT
Financial guarantees	3,660,806	1,513,774
Between 3 and 5 years
RISK MANAGEMENT
Financial guarantees	134,611	84,273
Greater than 5 years
RISK MANAGEMENT
Financial guarantees	$ 90,530	$ 150,494